SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Sep. 30, 2016
Short-term Investments	Short-term investments consisted of the following:

	As of September 30,
	2015	2016
	US$	US$
Available-for-sale investments	—	150
Held-to-maturity investments	—	1,128

	—	1,278